RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2016
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS
NOTE 2          -      RECENT DEVELOPMENTS

A.	Acquisition of San Antonio Fab

In February 2016, Tower acquired a fabrication facility in San Antonio, Texas from Maxim Integrated Products Inc. (“Maxim”). The acquisition was done through an indirectly wholly owned subsidiary of Tower, TowerJazz Texas Inc. (“TJT”). The purchase price was $40,000, payable through the issuance of approximately 3.3 million ordinary shares of Tower.

In addition, Tower and Maxim entered into a long term 15 year manufacturing agreement, under which Maxim is committed to buy products from TJT in gradually decreasing quantities that enable TJT to have available capacity to support volume manufacturing for other customers of the Company.

During the six month period ended June 30, 2016, the Company recorded a provisional net gain from the acquisition in the amount of $52,472, which was a result of the excess of fair value assigned to assets and liabilities of TJT over the consideration paid.  Based on ASC-805 “Business Combinations”, the Company is required to reflect the purchase price allocation immediately following the acquisition date and complete it in a period not exceeding one year. The fair value of the assets acquired, net of liabilities, exceeded the $40,000 purchase price by $52,472, thereby creating a net gain from the acquisition.

The allocation of fair value to the assets acquired and liabilities assumed is as follows:

As of February 1, 2016
Current assets	$14,342
Tangible assets	106,919
Intangible assets	2,799
Total assets as of acquisition date	$124,060

Customer advance	$2,310
Other Current liabilities	1,257
Deferred tax liability	28,021
Liabilities incurred as of acquisition date	$31,588

Tower’s shares issued	$40,000

Gain from acquisition (*)	$52,472

(*) gain from acquisition is presented in the statement of operations net of $1,174 acquisition related costs.

B.	2016 Series G Debentures

During the second quarter of 2016, Tower raised approximately $113,000, net of fees through the issuance of long-term unsecured non-convertible debentures (“Series G Debentures”).

The Series G debentures principal value is totaling NIS 468 million, payable in seven semi-annual consecutive equal installments from March 2020 to March 2023 and carry an annual coupon of 2.79% payable in thirteen semi-annual consecutive equal installments from March 2017 to March 2023. The principal and interest are denominated in NIS and are not- linked to any index or to any other currency.

The Series G Debentures include customary financial and other terms and conditions, including a negative pledge and financial covenants. As of June 30, 2016, the Company is in compliance with the financial covenants thereunder.

C.	Early Repayment of Israeli Banks Loans

Following the issuance of the Series G Debentures, Tower prepaid in June 2016 the entire approximately $78,000 outstanding loans to its Israeli Banks, thereby releasing Tower from the extensive contractual restrictions and covenants under the Facility Agreements with the Israeli Banks, as well as the release of all fixed and floating liens that were charged on Tower’s assets in favor of said banks. As of the date of this financial statement release, the liens are fully released.

D.	Equity Grants

In June 2016, the Company granted the following equity vehicles to its CEO and directors under the 2013 Share Incentive Plan: (i) 197,890 options, 31,053 time vested RSUs and 15,790 performance based RSUs to the CEO, for a total compensation value of $1,360; (ii) 25,168 time vested RSUs to the chairman of the board of directors for a total compensation value of $300; and (iii) 10,000 options to a new external director and 3,334 time vested RSUs to each of two new other directors, for a total compensation value of $127. These grants were made following the approval of the shareholders’ meeting dated June 30, 2016.

E.	Litigation

In January 2016, a short-selling focused firm issued a short sell thesis report which the Company believes contains false and misleading information about the Company's strategy, business model and financials. Following this short sell thesis report, shareholder class actions were filed in the US and Israel against the Company, certain officers, its directors and/or its external auditor. This short sell thesis analyst acknowledged at the time of the report that he shall be assumed to be in a short position in Tower’s shares.

In July 2016, the court appointed lead plaintiff voluntary withdrew the action and the US court approved the voluntary dismissal of the class action. The Company believes the outstanding alleged claims in Israel, which are akin to the claims made and dismissed in the US, are also without merit and intends to vigorously defend the actions.

F.	Loan from JA Mitsui

In July 2016, TJT entered into an asset based long term loan agreement with JA Mitsui Leasing Capital Corporation (“JA Mitsui”) in the total amount of $40,000. The loan carries annual interest of ICE LIBOR+2.0% and is repayable in seven semiannual installments between 2019 and 2022. The loan is secured mainly by a lien over TJT’s machinery and equipment.

The loan agreement contains customary terms, conditions and covenants, as well as customary events of default. TJT’s obligations pursuant to the loan agreement are not guaranteed by Tower or any of its affiliates.